Goodwill and Intangible Assets - Schedule of goodwill and intangible assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	$ 604,070	$ 0
Additions - Acquisition	13,850,777	872,545
Amortization	(789,225)	(268,475)
Impairment of goodwill and intangibles	(13,330,028)
Balance	335,594	604,070
Intangible assets other than goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	604,070	0
Additions - Acquisition	696,192	872,545
Amortization	(789,225)	(268,475)
Impairment of goodwill and intangibles	(175,443)
Balance	335,594	604,070
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	0	0
Additions - Acquisition	13,154,585	0
Amortization	0	0
Impairment of goodwill and intangibles	(13,154,585)
Balance	$ 0	$ 0